GOODWILL - Change in Balance of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of year	$ 2,216
Balance at end of year	6,914	$ 2,216
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of year	2,216	2,331
Acquisitions through business combinations	4,836	6
Assets reclassified as held for sale	(11)	0
Foreign currency translation	(127)	(121)
Balance at end of year	$ 6,914	$ 2,216